CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended		122 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Net loss	$ (8,796,974)	$ (7,435,422)	$ (40,277,400)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	497,253	584,841	2,913,291
Stock-based compensation	1,503,297	907,460	4,358,170
Intrinsic value of beneficial conversion feature associated with convertible debt	0	257,973	471,765
Issuance of stock for technology and services	0	0	89,520
Impairment of intangible assets	0	0	19,671
Loss on disposal of fixed assets	0	6,009	36,477
Loss on derivative warrants	33,854	12,158	46,012
Changes in:
Prepaid expenses and other current assets	(72,426)	(175,883)	(311,223)
Accounts payable and accrued liabilities	238,949	(294,969)	336,861
Accrued interest	0	158,673	463,722
Deferred rent	11,023	9,070	135,404
Cash used in operating activities	(6,585,024)	(5,970,090)	(31,717,730)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash acquired in a business combination	0	905,649	905,649
Purchases of fixed assets	(97,691)	(118,411)	(5,584,283)
Proceeds from sale of fixed assets	0	0	7,000
Purchases of short-term certificates of deposit	0	0	(5,500,730)
Proceeds from short-term certificates of deposit	0	0	5,500,730
Change in restricted cash	(2,000,000)	500,000	(2,055,000)
Payment for intangible assets	0	0	(19,671)
Cash provided by (used in) investing activities	(2,097,691)	1,287,238	(6,746,305)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of convertible notes	0	0	2,720,985
Proceeds from long-term obligations	0	0	1,677,945
Payments on long-term obligations	0	(675,743)	(1,227,944)
Payments on capital lease obligations	(2,235)	(2,085)	(6,883)
Proceeds from issuance of common stock and warrants, net of issuance costs	6,838,774	10,164,546	38,713,028
Proceeds from exercise of warrant	1,088,300	0	1,338,300
Repurchase of common stock	0	0	(31,667)
Cash in lieu of fractional shares in a business combination	0	(145)	(145)
Change in deferred financing costs	(70,539)	28,500	(42,039)
Cash provided by financing activities	7,854,300	9,515,073	43,141,580
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(828,415)	4,832,221	4,677,545
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	5,505,960	673,739	0
CASH AND CASH EQUIVALENTS AT END OF PERIOD	4,677,545	5,505,960	4,677,545
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest paid	0	13,716	208,689
Fair value of derivative warrants reclassified to additional paid-in capital upon cashless exercise	43,855	48,339	92,194
Issuance of common stock in connection with the conversion of notes payable and accrued interest	0	3,184,707	3,184,707
Fair value of assets acquired in exchange for securities in a business combination	0	78,407	78,407
Fair value of liabilities assumed in exchange for securities in a business combination	0	(439,615)	(439,615)
Goodwill resulting from a business combination	$ 0	$ 1,675,462	$ 1,675,462